Sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Revenue, Major Customer [Line Items]
Sales	$ 25,402	$ 27,603	$ 55,629		$ 57,125
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales			8,956		10,538
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales			7,327			[1]
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales				[1]	$ 7,515

[1]	Less than 10% of sales.